Basis of Presentation (Details) - Schedule of company's subsidiaries and respective ownership percentage		Dec. 31, 2021	Dec. 31, 2020
Delaware, United States [Member] | Clever Leaves US, Inc. (“SAMA”) [Member]
Basis of Presentation (Details) - Schedule of company's subsidiaries and respective ownership percentage [Line Items]
Ownership percentage		100.00%	100.00%
Delaware, United States [Member] | NS US Holdings, Inc. [Member]
Basis of Presentation (Details) - Schedule of company's subsidiaries and respective ownership percentage [Line Items]
Ownership percentage		100.00%	100.00%
Delaware, United States [Member] | Herbal Brands, Inc. [Member]
Basis of Presentation (Details) - Schedule of company's subsidiaries and respective ownership percentage [Line Items]
Ownership percentage		100.00%	100.00%
British Columbia, Canada [Member] | 1255096 B.C. Ltd. (“Newco”) [Member]
Basis of Presentation (Details) - Schedule of company's subsidiaries and respective ownership percentage [Line Items]
Ownership percentage		100.00%	100.00%
British Columbia, Canada [Member] | Northern Swan International, Inc. (“NSI”) [Member]
Basis of Presentation (Details) - Schedule of company's subsidiaries and respective ownership percentage [Line Items]
Ownership percentage		100.00%	100.00%
British Columbia, Canada [Member] | Arizona Herbal Brands, Inc. [Member]
Basis of Presentation (Details) - Schedule of company's subsidiaries and respective ownership percentage [Line Items]
Ownership percentage	[1]	100.00%	100.00%
British Columbia, Canada [Member] | Northern Swan Management, Inc. [Member]
Basis of Presentation (Details) - Schedule of company's subsidiaries and respective ownership percentage [Line Items]
Ownership percentage		100.00%	100.00%
British Columbia, Canada [Member] | Northern Swan Deutschland Holdings, Inc. [Member]
Basis of Presentation (Details) - Schedule of company's subsidiaries and respective ownership percentage [Line Items]
Ownership percentage		100.00%	100.00%
British Columbia, Canada [Member] | Northern Swan Portugal Holdings, Inc. [Member]
Basis of Presentation (Details) - Schedule of company's subsidiaries and respective ownership percentage [Line Items]
Ownership percentage		100.00%	100.00%
British Columbia, Canada [Member] | Northern Swan Europe, Inc. [Member]
Basis of Presentation (Details) - Schedule of company's subsidiaries and respective ownership percentage [Line Items]
Ownership percentage		100.00%	100.00%
British Columbia, Canada [Member] | Nordschwan Holdings, Inc. [Member]
Basis of Presentation (Details) - Schedule of company's subsidiaries and respective ownership percentage [Line Items]
Ownership percentage		100.00%	100.00%
British Columbia, Canada [Member] | NS Herbal Brands International, Inc. [Member]
Basis of Presentation (Details) - Schedule of company's subsidiaries and respective ownership percentage [Line Items]
Ownership percentage		100.00%	100.00%
British Columbia, Canada [Member] | Clever Leaves International, Inc. [Member]
Basis of Presentation (Details) - Schedule of company's subsidiaries and respective ownership percentage [Line Items]
Ownership percentage		100.00%	100.00%
British Columbia, Canada [Member] | Eagle Canada Holdings, Inc. (“Eagle Canada”) [Member]
Basis of Presentation (Details) - Schedule of company's subsidiaries and respective ownership percentage [Line Items]
Ownership percentage		100.00%	100.00%
Australia [Member] | Clever Leaves Australia Pvt Ltd [Member]
Basis of Presentation (Details) - Schedule of company's subsidiaries and respective ownership percentage [Line Items]
Ownership percentage		100.00%
Portugal [Member] | Clever Leaves Portugal Unipessoal LDA [Member]
Basis of Presentation (Details) - Schedule of company's subsidiaries and respective ownership percentage [Line Items]
Ownership percentage		100.00%	100.00%
Portugal [Member] | Clever Leaves II Portugal Cultivation SA [Member]
Basis of Presentation (Details) - Schedule of company's subsidiaries and respective ownership percentage [Line Items]
Ownership percentage		100.00%	100.00%
Hamburg, Germany [Member] | Clever Leaves Germany GmbH [Member]
Basis of Presentation (Details) - Schedule of company's subsidiaries and respective ownership percentage [Line Items]
Ownership percentage		100.00%	100.00%
London, United Kingdom [Member] | Herbal Brands, Ltd. [Member]
Basis of Presentation (Details) - Schedule of company's subsidiaries and respective ownership percentage [Line Items]
Ownership percentage		100.00%	100.00%
London, United Kingdom [Member] | Clever Leaves UK Limited [Member]
Basis of Presentation (Details) - Schedule of company's subsidiaries and respective ownership percentage [Line Items]
Ownership percentage		100.00%	100.00%
Bogota, Colombia [Member] | Ecomedics S.A.S. (“Ecomedics”) [Member]
Basis of Presentation (Details) - Schedule of company's subsidiaries and respective ownership percentage [Line Items]
Ownership percentage		100.00%	100.00%

[1]	Arizona Herbal Brands, Inc. was dissolved by way of voluntary dissolution under the Business Corporation Act on December 31, 2021.